Financial risk management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 43,012	$ 42,562
Lease liabilities	4,607	502
Derivative financial liabilities	1,835	2,488
Year 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	13,388	11,958
Lease liabilities	1,210	61
Derivative financial liabilities	204	271
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	4,370	5,504
Lease liabilities	1,483	120
Derivative financial liabilities	606	677
2023 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,238	4,919
Lease liabilities	673	123
Derivative financial liabilities	175	203
Year 6 to 10 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	8,449	10,611
Lease liabilities	892	150
Derivative financial liabilities	479	611
After 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	10,567	9,570
Lease liabilities	349	48
Derivative financial liabilities	$ 370	$ 725